Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2013
Fair Value Measurements [Abstract]
Schedule Of Financial Liabilities Carried At Fair Value

	Fair Value at
	June 30, 2013	Level 1	Level 2	Level 3
Series C preferred embedded derivative	$6,588	$0	$0	$6,588
Warrant derivative	7,527	0	0	7,527
	$14,115	$0	$0	$14,115

	Fair Value at
	December 31, 2012	Level 1	Level 2	Level 3
Series C preferred embedded derivative	$7,205	$0	$0	$7,205
Warrant derivative	8,730	0	0	8,730
	$15,935	$0	$0	$15,935

Schedule Of Assets Or Liabilities Measured On Recurring Basis

	Three months ending			Three months ending
	June 30, 2013			June 30, 2012
	Series C			Series C
	preferred			preferred
	embedded	Warrant		embedded	Warrant
	derivative	derivative	Total	derivative	derivative	Total
Fair value, beginning of period	7,416	8,836	$16,252	8,009	8,893	$16,902
Net unrealized gains
included in
other income (loss)	(828)	(1,309)	(2,137)	(308)	(559)	(867)
Purchases, sales, issuances
and settlements, net	0	0	0	0	0	0
Gross transfers in	0	0	0	0	0	0
Gross transfers out	0	0	0	0	0	0
Fair value, end of period	6,588	7,527	$14,115	7,701	8,334	$16,035

Changes in realized (gains)
losses, included in income
on instruments held
at end of period	0	0	$0	0	0	$0
Changes in unrealized
(gains) losses, included in
income on instruments
held at end of period	(828)	(1,309)	$(2,137)	(308)	(559)	$(867)

	Six months ending			Six months ending
	June 30, 2013			June 30, 2012
	Series C			Series C
	preferred			preferred
	embedded	Warrant		embedded	Warrant
	derivative	derivative	Total	derivative	derivative	Total
Fair value, beginning of period	7,205	8,730	$15,935	0	0	$0
Net unrealized (gains)
losses, included in
other income (loss)	(617)	(1,203)	(1,820)	626	(280)	346
Purchases, sales, issuances
and settlements, net	0	0	0	7,075	8,614	15,689
Gross transfers in	0	0	0	0	0	0
Gross transfers out	0	0	0	0	0	0
Fair value, end of period	6,588	7,527	$14,115	7,701	8,334	$16,035

Changes in realized (gains)
losses, included in income
on instruments held
at end of period	0	0	$0	0	0	$0
Changes in unrealized
(gains) losses, included in
income on instruments
held at end of period	(617)	(1,203)	$(1,820)	626	(280)	$346

The Carrying Value And Estimated Fair Value Of Long-Term Debt

	Carrying Value		Estimated Fair Value
	June 30,	December 31,	June 30,	December 31,
	2013	2012	2013	2012

Continuing operations	$97,378	$93,360	$98,333	$97,631
Discontinued operations	26,133	39,461	26,879	41,528
Total	$123,511	$132,821	$125,212	$139,159